Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share
The Company’s basic earnings per share (“EPS”) is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period.
Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. The effect of dilutive securities is calculated using the treasury stock method.
The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2018, 2017 and 2016.

	2018	2017	2016
	(in millions, except per share data)
Basic:
Net income (loss) attributable to CNH Industrial	$1,068	$272	$(264)
Weighted average common shares outstanding—basic	1,357	1,364	1,362
Basic earnings per share	$0.79	$0.20	$(0.19)
Diluted:
Net income (loss) attributable to CNH Industrial	$1,068	$272	$(264)
Weighted average common shares outstanding—basic	1,357	1,364	1,362
Effect of dilutive securities (when dilutive):
Stock compensation plans	4	3	—
Weighted average common shares outstanding—diluted (A)	1,361	1,367	1,362
Diluted earnings per share	$0.78	$0.20	$(0.19)

(A)
For the twelve months ended December 31, 2018 and 2017, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the twelve months ended December 31, 2016, 7.3 million stock options were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. An additional 1.9 million shares of common stock outstanding at December 31, 2016 were excluded from the computation of diluted earnings per share due to the net loss position.